091-08842

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 15 2010
DIVISION OF TRADING & MARKETS

10047475

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
SSGA Funds Management Inc

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

XBI: S&P Biotechnology Select Industry Index; XES: S&P Oil & Gas Equipment & Services Select Industry Index; XHB: S&P Homebuilders Select Industry Index; XLB: Materials Select Sector Index; XLE: Energy Select Sector Index; XLF: Financial Select Sector Index; XLI: Industrial Select Sector Index; XLK: Technology Select Sector Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 8 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
XBI, XES, XHB, XLB, XLE, XLF, XLI, XLK

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

XBI: AMEX, ARCA, NASDAQ, NYSE; XES: AMEX, ARCA, NASDAQ, NYSE; XHB: AMEX, ARCA, NASDAQ, NYSE; XLB: AMEX, ARCA, NASDAQ, NYSE; XLE: AMEX, ARCA, NASDAQ, NYSE; XLF: AMEX, ARCA, NASDAQ, NYSE; XLI: AMEX, ARCA, NASDAQ, NYSE; XLK: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**14-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 15 2010